MetLife Advisers, LLC

May 2, 2008

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Metropolitan Series Fund II
Files Nos. 333-108248 and 811-21420
Registration Statement on Form N-1A
Filing Pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of Metropolitan Series Fund II (the “Fund”), this letter is being filed pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”) in order to confirm that the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Fund’s Registration Statement (the “Amendment”), as filed electronically with the Commission on April 25, 2008. The Amendment became effective on April 28, 2008.

Please direct any questions concerning this filing to me at (617) 578-4036.

Sincerely,

/s/ Michael P. Lawlor
Michael P. Lawlor Counsel

501 Boylston Street • Boston, MA 02116-3700

(617) 578-4036